As filed with the Securities and Exchange Commission on September 11, 2003.
                       Securities Act File No. 033-38074.
                       Investment Trust Act No. 811-6260.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
Amendment No.                                                         [28]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                   [X]
Post Effective Amendment No.                                          [26]

                             QUAKER INVESTMENT TRUST
                        1288 Valley Forge Road, Suite 76
                               Post Office Box 987
                             Valley Forge, PA 19482
                                 1-800-220-8888

                                AGENT FOR SERVICE
                               Jeffry H. King, Sr.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                                  610-935-4511

Approximate Date of Proposed Public Offering:
---------------------------------------------
As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):
------------------------------------------------------------------------------
/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/X/  on September 15, 2003 pursuant to paragraph (a)(3)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares that an indefinite number or amount of its securities is being registered by this Registration Statement. Registrant filed a Rule 24f-2 Notice for its fiscal year ended June 30, 2002, on September 12, 2002.

                                                            PROSPECTUS
                                                            _____________, 2003


                                                            [GRAPHIC OMITTED]


                                 TAX-EXEMPT FUND
                               QUAKER INTERMEDIATE
                               MUNICIPAL BOND FUND


AS IS THE CASE WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

YOUR GUIDE
TO THE PROSPECTUS

     Quaker Investment Trust is divided into ten separate series, called "funds". Only the Quaker Intermediate Municipal Bond Fund is offered by this Prospectus. For information or a Prospectus for the other funds offered by Quaker Investment Trust, please contact the Trust at the address or phone number included on the back cover of this Prospectus. This Prospectus is designed to help you make an informed decision about whether investing in the Quaker Intermediate Municipal Bond Fund (the Fund) is appropriate for you. Please read it carefully before investing and keep it on file for future reference.

     To make this Prospectus easy for you to read and understand, we have divided it into four sections. Each section is organized to help you quickly identify the information you are looking for.

     The first section describes the Fund's investment objective, investment strategies and policies, risks, and the likely costs of investing in that Fund. In particular, this section tells you four important things about the Fund you should know before you invest:

     o    The Fund's investment objective - what the Fund is trying to achieve.

     o The Fund's principal investment strategies - how the Fund tries to meet its investment objective.

     o The investment selection process used by the Fund - how the Fund chooses its primary investments.

     o Risks you should be aware of - the principal risks of investing in the Fund.

     The other three  sections of the  Prospectus - WHO MANAGES OUR FUND, HOW TO
BUY AND SELL SHARES, and ADDITIONAL INFORMATION - provide you with detailed information about how the Fund is managed, the services and privileges that are available to you, how shares are priced, how to buy and sell shares, and other meaningful information about our Funds.

                                TABLE OF CONTENTS

QUAKER INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

The Fund's Investment Objective                                                4
--------------------------------------------------------------------------------
The Fund's Principal Investment Strategies                                     4
--------------------------------------------------------------------------------
The Fund's Principal Investment Risks                                          5
--------------------------------------------------------------------------------
The Fund's Past Performance History                                            5
--------------------------------------------------------------------------------
Costs of Investing in the Fund                                                 7
--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

WHO MANAGES THE FUND
--------------------------------------------------------------------------------

The Fund Manager                                                               8
--------------------------------------------------------------------------------
The Fund's Sub-Advisor                                                         9
--------------------------------------------------------------------------------

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

Investing in the Fund                                                         10
--------------------------------------------------------------------------------
Determining Share Prices                                                      10
--------------------------------------------------------------------------------
Class A Shares                                                                10
--------------------------------------------------------------------------------
Minimum Investments                                                           14
--------------------------------------------------------------------------------
How To Sell (Redeem) Your Shares                                              17
--------------------------------------------------------------------------------
Dividends and Distributions                                                   19
--------------------------------------------------------------------------------
Tax Considerations                                                            10
--------------------------------------------------------------------------------
General Information                                                           20
--------------------------------------------------------------------------------
Financial Highlights                                                          21
--------------------------------------------------------------------------------

FOR MORE INFORMATION                                                          23
--------------------------------------------------------------------------------

QUAKER INTERMEDIATE MUNICIPAL BOND FUND
(FORMERLY THE QUAKER HIGH YIELD FUND)
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue this objective, the Fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.

--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its assets in municipal bonds, and at least 90% of the Fund's assets will normally be invested in municipal bonds rated investment grade or higher at the time of purchase by Moody's Investors Services, Inc., or the unrated equivalent as determined in good faith by the Fund's Sub-Adviser. The Fund's remaining assets may be invested in bonds rated below investment grade by Moody's Investors Services, Inc. The Fund will normally maintain a portfolio of holdings having a dollar-weighted average maturity between three and ten years.

The Fund's Sub-Adviser may buy and sell bonds based on credit quality, financial outlook and yield potential. In selecting municipal bonds for investment, the Sub-Adviser may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The Sub-Adviser focuses on bonds with the potential to attract current income, typically looking for bonds that can provide consistently high current yields or that are trading at competitive market prices. A portion of the Fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium bonds", which are bonds that trade at a price above their face value. The Fund's allocation to either discount or premium bonds will change along with the Sub-Adviser's changing views of the current interest rate and market environment. The Sub-Adviser may also look to select bonds that are most likely to obtain attractive prices when sold.

Although the Fund's objective is to generate income exempt from federal income tax, interest from some of the Fund's holdings may be subject to the federal alternative minimum tax. Further, the Fund may occasionally invest in taxable bonds.

The Fund may, but is not obligated to use derivatives such as futures and options as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.

--------------------------------------------------------------------------------
[SIDEBAR]

EXPLANATION OF TERMS
--------------------

DOLLAR-WEIGHTED AVERAGE MATURITY is the average of the stated maturities of the bonds held in the Fund, based on their dollar-weighted proportions in the Fund.

INVESTMENT GRADE BONDS: Moody's, an independent rating organization analyzes and evaluates a bond issuer's credit history and ability to repay debts. Based on those assessments, it assigns letter grades that reflect the issuer's creditworthiness. Ratings of Baa3 and higher are considered to be investment grade. Ratings below Baa3 are considered below investment grade.

[END SIDEBAR]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

o General Risk- As is the case with most investments, you may lose money by investing in the Fund.

o Interest Rate Risk- Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and negatively impact the Fund's share price. The longer the Fund's average maturity, the more its share price will likely react to a change in interest rates.

o Credit Risk- Failure of an issuer to make timely interest or principal payments, or a decline or perception of decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the Fund's share price. Although the Fund invests mostly in investment grade bonds, it may also invest in high yield ("junk") bonds, which involve greater credit risk. These lower grade bonds are considered to be speculative with respect to the issuer's continuing ability to make interest and principal payments. High yield bond prices may fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

o Liquidity Risk- When there is no active trading market for a specific type of security, it can
--------------------------------------------------------------------------------
     become more difficult to sell that security at or near its perceived value. Under such circumstances, the value of the security and the Fund's share price may fall dramatically.

     Further, some municipal lease obligations in which the fund may invest may be considered illiquid if the issuer is not obligated to make payments on the obligation in future years.

o Derivatives Risk- The Fund may invest in options and futures. Certain derivatives may cause taxable income. A small investment in derivatives can have a large impact on the Fund's performance. Investing in derivatives exposes the Fund to risks different from and often greater than the risks of direct investment in the underlying securities. Derivatives can be highly volatile and difficult to value, and there is the additional risk that the price of a derivative will not always correlate to the price of its underlying security.

o Temporary Defensive Positions- under adverse market conditions, the Fund could invest some or all of its assets in money market securities. Although the Fund would invest in this manner for defensive purposes, it could reduce the benefit of any upswing in the market. During such periods, the Fund will not be investing in accordance with and may not achieve its investment objective.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST? *
-----------------------------------------
The bar chart and table set out below help show the returns and risks of investing in Class A shares of the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. The performance table compares the Fund's performance to the performance of the Fund's new index, the Lehman Brothers Five(5) Year GO Municipal Bond Index** during each period, which more accurately reflects the municipal securities in which the Fund will invest according to its new investment objective and strategy. Also shown is the Fund's previous index, the Lehman Corporate High Yield Index***.You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

ANNUAL RETURNS FOR CALENDAR YEAR PERIODS ENDING DECEMBER 31,
================================================================================
[BAR CHART]

-7.16%    2001

-22.61%   2002
================================================================================
BEST QUARTER   1ST QUARTER, 2001     7.90%
WORST QUARTER  3RD QUARTER, 2002   -23.06%
================================================================================

THE FUND'S CUMULATIVE YEAR-TO-DATE TOTAL RETURN THROUGH JUNE 30, 2003 WAS 8.76%

** The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The 5 Year GO index is the 5 Year (4-6) component of the Municipal Bond Index that includes only general obligation bonds. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses. *** The Lehman Corporate High Yield Index is an unmanaged index composed of a broad variety of non-investment grade bonds. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment

AVERAGE ANNUAL TOTAL RETURNS*
FOR PERIODS ENDING ON DECEMBER 31, 2002 (1)
------------------------------------------------------------------------------------------------------------
Portfolio Returns                                                         One Year(2)           Inception(3)
------------------------------------------------------------------------------------------------------------
Before-Tax Return                                                           -25.71%                -14.75%
------------------------------------------------------------------------------------------------------------
After-Tax Return on Distributions                                           -28.77%                -18.08%
------------------------------------------------------------------------------------------------------------
After-Tax Return on Distributions and Sale of Fund Shares                   -15.55%                -12.70%
------------------------------------------------------------------------------------------------------------
Lehman Brothers Five (5) Year GO Municipal Bond Index                        9.00%                  7.54%
------------------------------------------------------------------------------------------------------------
Lehman Corporate High Yield Index                                            1.41%                  -0.42%
------------------------------------------------------------------------------------------------------------

(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects.
(2) The 1-year return after taxes on distribution and sale of fund shares may from time to time be higher than the 1-year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3) Class A shares of the Fund commenced operations on September 5, 2000. The since inception return for the Lehman 5 Year GO Municipal Bond Index was calculated from September 1, 2000.

* PRIOR TO AUGUST 8, 2003, THE FUND HAD AN INVESTMENT OBJECTIVE AND INVESTMENT STRATEGY TO INVEST IN TAXABLE, NON-INVESTMENT GRADE FIXED INCOME SECURITIES. THEREFORE, THE FUND'S PERFORMANCE PRIOR TO AUGUST 8, 2003 MAY NOT BE INDICATIVE OF HOW THE FUND WILL PERFORM IN THE FUTURE.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                   CLASS A1     CLASS B2      CLASS C2
-----------------------------------------                   --------     --------      --------

Maximum Sales Charge (Load) Imposed on Purchases             4.25%         None          None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                          None        5.00%         1.00%
(as a percentage of the original purchase price or
redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested             None         None          None
Dividends And other Distributions

Redemption Fees3                                              None         None          None
(as a percentage of amount redeemed)

Exchange Fees                                                 None         None          None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund Assets)
--------------------------------------------------------------------------------------------------------
Type of Fee                                  Class A        Class B      Class C       Institutional
-----------                                  -------        -------      -------       -------------
Management Fees4                              0.65%          0.65%        0.65%            0.65%
Distribution & Servicing (12b-1) Fees5        0.25%          1.00%        1.00%            0.00%
Other Expenses6                               0.68%          0.68%        0.68%            0.68%
Total Annual Fund Operating Expenses7         1.58%          2.33%        2.33%            1.33%

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 4.25%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees have been restated to reflect the lower advisory and sub-advisory fees under the revised advisory agreement and the new sub-investment advisory agreement approved by the shareholders on August 8, 2003. The management fees include a fee of 0.65%% for investment advisory services to the Fund Manager, Quaker Funds, Inc., of which a fee of 0.35% is paid by Quaker Funds, Inc. to the Fund's Sub-Advisor, Andres Capital Management.
5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

6.   Other   Expenses   include  fees  paid  to  the  Fund's   transfer   agent,
     administrator and other service providers.
7. Total Annual Operating Expenses have been restated to reflect the lower management fees described above in footnote #4.

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS FOR EACH SHARE CLASS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
                          ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                        --------------------------------------------------------
CLASS A                     $579           $903          $1,249        $2,223
CLASS B                     $743          $1,048         $1,471        $2,666
CLASS C                     $337           $727          $1,245        $2,666
INSTITUTIONAL CLASS         $135           $421           $729         $1,601

IF YOU DID NOT REDEEM YOUR SHARES, BASED ON THE ABOVE ASSUMPTIONS, YOUR COSTS WOULD BE:
                          ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                        --------------------------------------------------------
CLASS A                     $579           $903          $1,249        $2,223
CLASS B                     $236           $727          $1,245        $2,666
CLASS C                     $236           $727          $1,245        $2,666
INSTITUTIONAL CLASS         $135           $421           $729         $1,601

                              WHO MANAGES THE FUND

THE FUND MANAGER
----------------
Pursuant to a Master Investment Advisory Agreement adopted by the Trust for the Fund and approved by the Fund's shareholders, Quaker Funds, Inc. ("QFI"), 1288 Valley Forge Road, Suite 71, P.O. Box 987, Valley Forge, PA 19482, provides or arranges to provide day-to-day investment advisory services to the Fund and is primarily responsible to the Board for the conduct of the Fund's investment activities. QFI prepares quarterly reports to the Board concerning the investment activities of the Fund (or more frequently if the Board requires). QFI is responsible for ensuring that the Fund is managed in accordance with its investment objectives and restrictions and is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

QFI is authorized to engage persons, subject to Board and shareholder approval, to serve the Fund as sub-advisor. The sub-advisors provides day-to-day investment advice and chooses the securities in which the Funds will invest. The sub-advisor reports directly to QFI, and QFI will be responsible to report to the Board for any errors or omissions made by the sub-advisor.

For its services to the Fund, QFI receives an annual fee, calculated daily and paid monthly, based on the average daily net assets of the Fund. The table below sets forth the compensation rates paid to QFI for the Fund, and the rates paid to the Sub-Advisor by QFI from the fees it receives:

-----------------------------------------------------------------------------------------------------------------
                                                                 ANNUAL FEE RATE, AS          NET FEE RATE. AS
                                    ANNUAL FEE RATE, AS         PERCENTAGE OF AVERAGE      PERCENTAGE OF AVERAGE
                                PERCENTAGE OF AVERAGE DAILY    DAILY NET ASSETS, PAID        DAILY NET ASSETS,
         NAME OF FUND             NET ASSETS, PAID TO QFI      TO SUB-ADVISORS BY QFI         RETAINED BY QFI
-----------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond      On assets to $100mm- 0.65%      On assets to $100mm-              0.30%
Fund 1                           On assets > $100mm- 0.60%              0.35%
                                                                 On assets > $100mm-
                                                                        0.30%
-----------------------------------------------------------------------------------------------------------------

1. Prior to March 13, 2003, ALM Advisors, Inc. was sub-advisor to the Fund, during which time the Fund paid a management fee of 1.05% to QFI, of which 0.75% was paid to ALM Advisors, Inc. During the period March 13, 2003 until a new sub-advisory contract was approved by shareholders on August 8, 2003, the fund paid a management fee and sub-advisory fee at the rates described in the table.

For the Trust's fiscal year ending June 30, 2003, the Fund paid the following investment advisory fees:

   --------------------------------------------------------------------------
   Name of Fund                                              Advisory Fees
   --------------------------------------------------------------------------
   Quaker Intermediate Municipal Bond Fund                       $17,181
   --------------------------------------------------------------------------

THE FUND'S SUB-ADVISOR
----------------------
The Trust and Quaker Funds, Inc. currently have selected the following persons to serve as sub-advisor to the Fund:

FOR THE QUAKER INTERMEDIATE MUNICIPAL BOND FUND:
------------------------------------------------
Andres Capital Management serves as Sub-Advisor to the Fund under a written agreement for such services approved by the Fund's shareholders on August 8, 2003. Andres Capital Management is a SEC registered investment advisor specializing in fixed income management and as of July 31, 2003 managed in excess of $82 million in client assets. For its services to the Fund Andres Capital receives an annual fee, calculated daily and paid monthly, based on the average daily net assets of the Fund, as follows: 0.35% on the first $100 million and 0.30% on assets in excess of $100 million.

Mr. Robert P. Andres is President and CEO of Andres Capital Management. He began his investment career in the Municipal Bond Division of J.P. Morgan.
Subsequently, he held the position of National Sales Manager Municipal Securities at both Kidder Peabody and Merrill Lynch. He spent 17 years at Merrill Lynch, where from 1983 to 1987 he held the title of Vice President and Manager, Secondary Corporate Bond Trading. In addition, he was named President of Merrill Lynch Mortgage Capital Corporation, a position he held until May, 1987. He then became a partner and Senior Vice President of R. Seelaus and Company, a regional Municipal Bond Dealer. Mr. Andres resigned his position in February, 1989 to form Martindale Andres and Godshalk and Company, Inc., a Philadelphia based asset Management Company. He acted as the firm's Chief Operating Officer and Chief Investment Officer Fixed Income. In 1995, Mr. Andres and his partner sold the asset management business to Keystone Financial. He continued to serve as Chief Operating Officer and Chief Investment Officer Fixed Income for the surviving entity until October 2000. Subsequently, Mr. Andres became a partner and the Chief Investment Officer of the Swarthmore Group, an investment management firm. He resigned that position to form Andres Capital Management in 2002.

                           HOW TO BUY AND SELL SHARES

INVESTING IN THE FUND
Determining Share Prices
------------------------
Shares of the Fund are offered at the public offering price ("POP") for each share class. The public offering price is each share's next calculated net asset value ("NAV"), plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund's Sub-Advisor, subject to the review and supervision of the Advisor and Board of Trustees. The Fund's per share NAV and POP is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

Variable Pricing System
-----------------------
Each Fund in the Quaker Family of Funds offers one or more classes of shares. The main differences between each share class are sales charges, ongoing fees and investment minimums. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your shares. Each share class in any Fund represents interests in the same portfolio of investments in that Fund. The table below shows which share classes are offered by the Quaker Intermediate Municipal Bond Fund:

Fund and Share Classes            Class A    Class B    Class C    Institutional
--------------------------------------------------------------------------------
                                  Fixed Income Funds
--------------------------------------------------------------------------------
Quaker Intermediate Municipal
Bond Fund                         ||         ||         ||         ||
--------------------------------------------------------------------------------

CLASS A SHARES.
Class A shares are offered at their POP, which is NAV share plus the applicable sales charge. The sales charge varies depending on how much you invest. There are no sales charges on reinvested dividends or other distributions. The following sales charges apply to your purchases of Class A shares of each Fund except the Quaker Fixed-Income Fund and Quaker Intermediate Municipal Bond Fund:

                          SALES CHARGE       SALES CHARGE
                          AS A % OF          AS A % OF               DEALER
AMOUNT INVESTED           OFFERING PRICE     NET AMOUNT INVESTED     REALLOWANCE
---------------           --------------     -------------------     -----------
Less than   $ 49,999      5.50%              5.82%                   5.00%
$50,000 to  $ 99,999      4.75%              4.99%                   4.25%
$100,000 to $249,999      3.75%              3.76%                   3.25%
$250,000 to $499,999      2.75%              2.76%                   2.50%
$500,000 to $999,999      2.00%              2.00%                   1.75%
$1,000,000 or more        1.00%              1.00%                   0.75%

The following sales charges apply to your purchases of Class A shares of the Quaker Fixed-Income Fund and the Quaker Intermediate Municipal Bond Fund:

                          SALES CHARGE       SALES CHARGE
                          AS A % OF          AS A % OF               DEALER
AMOUNT INVESTED           OFFERING PRICE     NET AMOUNT INVESTED     REALLOWANCE
---------------           --------------     -------------------     -----------
Less than   $ 99,999      4.25%              4.44%                   4.00%
$100,000 to $249,999      3.75%              3.89%                   3.50%
$250,000 to $499,999      2.75%              2.83%                   2.50%
$500,000 to $999,999      2.00%              2.04%                   1.75%
$1,000,000 or more        1.00%              1.00%                   0.75%

Citco-Quaker Fund Distributors, Inc. ("CQFD") the Trust's Distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with CQFD to sell shares of the Funds. The dealer's concession may be changed from time to time. CQFD may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "Underwriter" under the Securities Act of 1933, as amended. The Trust and CQFD have authorized one or more brokers to accept purchase and redemption orders on the Trust's behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf.

Exemptions From Sales Charges
-----------------------------
The Trust will waive sales charges for purchases by fee-based registered investment advisors for their clients, broker/dealers with wrap fee accounts, registered investment advisors or brokers for their own accounts, employees and employee-related accounts of the Advisor and Sub-Advisors, and for an organization's qualified retirement plan that places either (i) 100 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds, in the aggregate. For purchasers that qualify for fee waiver, shares will be purchased at NAV. Shareholders of each Fund have approved the conversion of No-Load Class shares, previously the only share class offered by the Funds, to Class A shares. As part of that approval, any shareholder of those Funds who purchased shares prior to June 23, 2000 are exempt from sales charges on all future purchases of Class A Funds in their account. This permanent exemption does not apply to new accounts opened after June 23, 2000 or to accounts of an otherwise exempt shareholder opened in another name.

Reduced Sales Charges
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in all Funds with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the Core Equity Fund with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of the Aggressive Growth Fund, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Funds.

Letter of Intent
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS B SHARES
(EFFECTIVE AS OF JULY 15, 2003, QUAKER FUNDS HAS SUSPENDED THE SALE OF ITS CLASS B SHARES IN ALL OF ITS FUND'S PORTFOLIOS.)

Unlike Class A shares, Class B shares are sold at NAV without an initial sales charge. Instead, a Contingent Deferred Sales Charge ("CDSC") is imposed on certain redemptions of Class B shares. This means that all of your initial investment is invested in the Fund(s) of your choice, and you will only incur a sales charge if you redeem shares within seven years. In that case, a CDSC may be imposed on your redemption. If a CDSC is imposed, it will be calculated on an amount equal to the lesser of the current market value or the original cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. For Class B shares, the following CDSC charges apply:

          REDEMPTION WITHIN                        CDSC AS A PERCENTAGE OF
                                            REDEMPTION PROCEEDS OR ORIGINAL COST
                                            ------------------------------------
          1st Year............................................5.00%
          2nd Year............................................4.00%
          3rd Year............................................3.00%
          4th Year............................................3.00%
          5th Year............................................2.00%
          6th Year............................................1.00%
          7th Year and Thereafter..............................NONE

When you send a redemption request to the Trust, unless you specify otherwise, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC Waivers
------------
The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the IRS Code) of a shareholder (ii) in connection with certain distributions from an IRA or other retirement plan (iii) for annual withdrawals up to 10% of the value of the account, and (iv) pursuant to the right of the Trust to liquidate a shareholder's account.

Conversion Feature
------------------
Class B shares automatically convert to Class A shares once the economic equivalent of a 5.00% sales charge is recovered by the Fund(s) for each investment account, normally after 7 years. The sales charge is recoverable by the Fund(s) through the distribution and servicing fees paid under each Fund's Plan of Distribution for its Class B shares. Class B shares converting to Class A shares are not subject to additional sales charges. You should be aware that the recovery of the economic equivalent of the applicable sales charge may take longer than seven years in the event of adverse market conditions. In such an event, the 12b-1 fees applicable to Class B shares would continue until the sales charge was recovered. Thereafter, the shares would convert to Class A.

CLASS C SHARES
Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund(s) of your choice. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gain amounts purchased more than thirteen months prior to the redemption and increases in the value of your shares.

INSTITUTIONAL CLASS SHARES
The Trust also offers Institutional Class Shares for certain Funds. This share class is sold without any sales loads or CDSCs. However, the minimum initial and subsequent investment in institutional shares is $1 million. This share class is designed for large institutions.

FACTORS TO CONSIDER WHEN CHOOSING A SHARE CLASS
When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C or Class B shares will be greater than the front-end sales charge of Class A shares and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund's expenses over time in the "COSTS OF INVESTING IN THE FUND" Section of this Prospectus.

Distribution Fees
-----------------
Quaker Investment Trust (the "Trust") has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by class of shares, for each Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate the Sponsor or others for expenses relating to the promotion and sale of shares of each Fund.

Under the Class A Plan, the Class A shares of each Fund compensate the Distributor, QFI and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund's average daily net assets attributable to Class A shares.

Under the Class B Plan, the Class B shares of each Fund compensate the Distributor, QFI and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Plan are paid to the Distributor, QFI and others to compensate them for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit QFI to compensate authorized dealers for selling such shares. Accordingly, the Class B Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares. 12b-1 fees payable on Class B shares will be paid by the Distributor to QFI for the first thirteen months after the shares are purchased. Thereafter, 0.75% of the fee is paid by the Distributor to QFI to assist in the recovery of the advanced commission paid to selling brokers, and 0.25% may be paid to selling brokers that provide continuing services to the Fund's shareholders.

Under the Class C Plan, Class C shares of each Fund compensate the Distributor, QFI and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Distributor, QFI and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be paid by the Distributor to QFI for the first thirteen months after the shares are purchased.

The Distribution Plans provide that the Funds may finance activities which are primarily intended to result in the sale of the Funds' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Trust's Board of Trustees and may be renewed only by majority vote of the shareholders of the Funds' Classes to which each Plan applies or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Trustees of the Trust, as that term is defined in the 1940 Act.

MINIMUM INVESTMENT AMOUNTS
Your purchase of Fund shares is subject to the following minimum investment amounts:

MINIMUM        MINIMUM
TYPE OF        INVESTMENT                SUBSEQUENT
ACCOUNT        TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR        $2000                     $100
IRAs           $1000                     $100
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN MEMBERS

MINIMUM        MINIMUM
TYPE OF        INVESTMENT                SUBSEQUENT
ACCOUNT        TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR        $2000                     $100 per month minimum
IRAs           $1000                     $100 per month minimum
--------------------------------------------------------------------------------

THE MINIMUM INVESTMENT IN INSTITUTIONAL SHARES IS $1 MILLION.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predestinated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund(s) to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund(s).

Your investment in the Fund(s) should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Trust reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Trust also reserves the right to stop offering shares of any Fund at any time.

Opening and Adding To Your Account
----------------------------------
You can invest in the Funds by mail, wire transfer and through participating financial service professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Funds through an automatic payment plan. Any questions you may have can be answered by calling the Funds, toll free, at 1-800-220-8888.

Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares By Mail
-------------------------
To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to Fund of your choice, and mail the Form and check to:

                                The Quaker Funds
                      c/o CITCO-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

For Overnight or Special Delivery:

                                The Quaker Funds
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482

Your purchase order, if accompanied by payment, will be processed upon receipt by Citco-Quaker Fund Services, Inc., the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's public offering price ("POP") calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, take the following steps:

1.   Call 1-800-220-8888 to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3. Fill out, fax (610-935-3775), then mail the Account Application to the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                       Wachovia Bank National Association
                                 ABA # 031201467
                       For Credit to Acct # 2000014666991
                   For Further Credit to (Your Name & Acct. #)

Include your name(s), address and taxpayer identification number or social security number on the wire. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which must be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Automatic Investment Plan
-------------------------
You may purchase shares of the Funds through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Funds. You can take advantage of the plan by filling out the Automatic Investment Plan application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Funds at 1-800-220-8888.

Telephone Purchases
-------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share POP determined at the close of business on the day the Transfer Agent receives payment through the ACH. Call the Funds for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Trust may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

The Trust's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed; neither the Transfer Agent nor the Trust will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Trust shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Trust and/or the Transfer Agent have failed to follow procedures reasonably designed to prevent losses. However, if the Trust and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------
The Funds reserve the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings & loan or credit union. The Funds' custodian will charge a $25.00 fee against your account, in addition to any loss sustained by the Fund(s), for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

                        HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Redemption requests should be mailed via U.S. mail to:

                                The Quaker Funds
                      c/o Citco-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

or by overnight or special delivery to:

                                The Quaker Funds
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

     1.   Your account number;
     2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
     3. The signatures of all account owners exactly as they are registered on the account;
     4.   Any required signature guarantees; and
     5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)   if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv)  any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund(s) by calling the Funds at 1-800-220-8888 if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Trust or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Funds by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to affect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund(s) may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $25) for outgoing wires.

Redemption At The Option Of The Trust
-------------------------------------
If the value of the shares in your account falls to less than $2,000, the Trust may notify you that, unless your account is increased to $2,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2,000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2000 as the result of market action. The Trust reserves this right because of the expense to the Funds of maintaining very small accounts.

Exchange Feature.
-----------------
You may exchange your shares of the Funds for the same share class of any other Fund without incurring any additional sales charges. An exchange involves the simultaneous redemption of shares of one Fund and purchase of shares of another Fund at each Fund's respective closing NAV next determined after a request for exchange has been received, and is a taxable transaction. You may direct the Trust to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Fund(s) to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Trust to be an abusive practice that is not in the best interests of current shareholders of the Funds. Such a pattern may, at the discretion of the Trust, be limited by that Fund's refusal to accept further purchase and/or exchange orders, after providing the investor with 30 days prior notice. The Trust will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Funds or its other shareholders. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

Systematic Withdrawal Plan.
---------------------------
Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application, or is available by calling the Trust. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Trust upon sixty days written notice or by a shareholder upon written notice to the Funds. Account applications and further details may be obtained by calling the Trust at 800-220-8888 or by writing to the Transfer Agent.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from each Fund's net investment income. Net investment income will be distributed at least annually. Each Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund(s). You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

                               TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

Each Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless you request in writing to have them paid by check.

The Quaker Intermediate Municipal Bond Fund intends to meet certain federal income tax requirements so that distributions of tax-exempt interest income will be treated as "exempt interest dividends." These dividends are not subject to regular federal income tax. The municipal securities held by the Fund may generate interest income subject to the alternative minimum tax. Any portion of exempt interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The Fund expects that its distributions will consist primarily of exempt-interest dividends. The Fund's exempt-interest dividends may be subject to state and local taxes. Any capital gains distributed by the fund may be taxable.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 28% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

                               GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to the one or more appropriate indices.

According to the law of Massachusetts under which the Trust is organized, and the Company's Amended and Restated Declaration of Trust and by-laws, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Trust will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Trust will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

Protecting your personal information is a priority for the Trust and our privacy policy has been designed to support this objective. The Trust may collect non-public personal information from you in the following ways:

     1. From information provided by you on applications or other forms submitted to the Trust or to the Transfer Agent; and

     2.   From information arising from your investment in the Fund(s).

The Trust utilizes electronic, procedural and physical controls in keeping with industry standards and procedures. For example, the Trust authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Trust does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Trust has entered into arrangements with the Fund Manager, Transfer Agent, Principal Underwriter, and Advisors to provide investment advisory, administrative and other services, and the Trust may disclose information about you or information that you have provided to the Fund to these parties in connection with each party's responsibilities to the Funds.

The Board of Trustees of the Trust has approved a Code of Ethics (the "Code") for the Trust, Fund Manager, Sub-Advisors and Principal Underwriter. Each Code governs the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Codes. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

The Board of Trustees of the Trust has also approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Funds for illegal purposes. Day to day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

                              FINANCIAL HIGHLIGHTS

The financial data included in the tables below for the fiscal year ended June 30 of each time period have been audited by Briggs, Bunting, & Dougherty, LLP, independent auditors. The information in the table below should be read in conjunction with the Fund's latest audited financial statements and notes thereto, which may be obtained without charge by contacting the Trust. Since all share classes of the Fund are invested in the same portfolio of securities, the returns shown below will vary only to the extent that the various share classes have different sales charges and ongoing expenses. Information for the period ending June 30, 2001, 2002 & 2003 reflects the performance of Class A shares, unless otherwise indicated.

                     QUAKER INTERMEDIATE MUNICIPAL BOND FUND
                      (FORMERLY THE QUAKER HIGH YIELD FUND)

                                                                                         FOR THE PERIOD FROM
                                                                                           SEPTEMBER 5, 2000
                                                                                            (COMMENCEMENT OF
                                                                                                 OPERATIONS)
YEAR ENDED JUNE 30,                                               2003              2002    TO JUNE 30, 2001
                                                            ------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     7.32        $     9.46          $     9.68
                                                            ------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

      Net investment income (loss)                                0.37              0.74                0.92

      Net realized and unrealized gain on investments            (2.32)            (2.14)              (0.35)
                                                            ------------------------------------------------
           TOTAL FROM INVESTMENT OPERATIONS                      (1.95)            (1.40)               0.57
                                                            ------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

      Net investment income                                      (0.37)            (0.74)              (0.79)

      Net realized capital gain                                   0.00              0.00                0.00

      Distribution in excess of net realized gain                 0.00              0.00                0.00
                                                            ------------------------------------------------
           TOTAL DISTRIBUTIONS                                   (0.37)            (0.74)              (0.79)
                                                            ------------------------------------------------
NET ASSET VALUE- END OF PERIOD                              $     5.00        $     7.32          $     9.46
                                                            ================================================
TOTAL RETURN                                                  (27.07)%          (15.28)%               6.29%
RATIOS/SUPPLEMENTAL DATA
      NET ASSETS, END OF PERIOD (000'S OMITTED)             $      110        $      505          $      212
      RATIO OF EXPENSES TO AVERAGE NET ASSETS:
           Before expense reimbursements and waived fees         1.98%             1.92%               2.35%
           After expense reimbursements and waived fees          1.98%             1.92%               2.35%
      RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
      NET ASSETS:
           Before expense reimbursements and waived fees         5.91%             9.01%              10.23%
           After expense reimbursements and waived fees          5.91%             9.01%              10.23%
      PORTFOLIO TURNOVER RATE                                    0.00%           231.10%             622.75%

                              FOR MORE INFORMATION

Additional information about the Funds is available in the Trust's latest Audited Annual Report, dated June 30, 2003 and Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI, dated September ___, 2003 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Trust's Audited Annual Report contains audited financial information concerning the Funds and discussion relating to the factors that affected each Fund's performance during each Fund's last fiscal year.

To receive information without charge concerning the Funds or to request a copy of the SAI or annual report relating to the Funds, please contact the Trust at:

                             Quaker Investment Trust
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                                  P.O. Box 987
                             Valley Forge, PA 19482
                                 1-800-220-8888

A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Funds is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                           Investment Company Act No.
                                    811-06260

                                                                     QMFP 082003

                       STATEMENT OF ADDITIONAL INFORMATION
                             QUAKER INVESTMENT TRUST
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                             Telephone 800-220-8888

                               September ___, 2003

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information relating to each series of the Quaker Investment Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus, dated November 1, 2002, except the Quaker Intermediate Municipal Bond Fund Prospectus dated September, __, 2003, relating to the following series of the Trust:

               Quaker Aggressive Growth Fund
               Quaker Core Equity Fund
               Quaker Small-Cap Growth Fund
               Quaker Capital Opportunities Fund
               Quaker Biotech Pharma-Healthcare Fund
               Quaker Mid-Cap Value Fund
               Quaker Small-Cap Value Fund
               Geewax Terker Core Value Fund
               Quaker Fixed-Income Fund; and
               Quaker Intermediate Municipal Bond Fund
               (each a "Fund" and together the "Funds").

This SAI relates only to the above-listed Funds. You may obtain a copy of the Prospectus, free of charge, by writing to Quaker Investment Trust, c/o Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, or by calling 1-800-220-8888.

                                TABLE OF CONTENTS

                                                           Page
               -------------------------------------------------
               Investment Policies and Restrictions           2
               -------------------------------------------------
               Investment Restrictions                        5
               -------------------------------------------------
               Investment Advisor Information                 7
               -------------------------------------------------
               Directors and Officers                         8
               -------------------------------------------------
               Performance Information                       14
               -------------------------------------------------
               Purchasing and Redeeming Shares               15
               -------------------------------------------------
               Tax Information                               15
               -------------------------------------------------
               Portfolio Transactions                        16
               -------------------------------------------------
               Custodian                                     17
               -------------------------------------------------
               Transfer Agent                                18
               -------------------------------------------------
               Administration                                18
               -------------------------------------------------
               Distributor                                   18
               -------------------------------------------------
               Independent Accountants                       19
               -------------------------------------------------
               Distribution Plan                             19
               -------------------------------------------------
               General Information                           19
               -------------------------------------------------
               Financial Statements                          20
               -------------------------------------------------

                      INVESTMENT POLICIES AND RESTRICTIONS

Each Fund's investment objective(s) and the manner in which each Fund pursues its investment objective(s) are generally discussed in the Prospectus. This section provides additional information concerning each Fund's permissible investments and/or investment restrictions not otherwise discussed in the Prospectus.

In addition to the primary investment securities in which each Fund invests as set forth in the Prospectus, each Fund may also invest in the following, to the extent that such investments do not violate an investment restriction described in the Prospectus or this SAI:

U.S. GOVERNMENT TREASURY BILLS, TREASURY NOTES, AND TREASURY BONDS are direct obligations of the U.S. Government. As such, these instruments are generally considered to have the highest credit standing. Securities backed by the full faith and credit of the United States Government (direct obligations) carry minimal credit risk; shareholders are generally exposed only to interest rate risk.

MUNICIPAL OBLIGATIONS. The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be exempt from Federal income tax, although current tax laws place substantial limitations on the size of such issues. Such obligations are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from Federal income tax in the opinion of bond counsel to the issuer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

For the purpose of diversification under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

     The Quaker Intermediate Municipal Bond Fund may invest in municipal lease obligations. Such obligations do not constitute general obligations of the municipality, but are ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. See "Illiquid Securities" for a description of the Trust's policies in this regard.

U.S. GOVERNMENT AGENCY SECURITIES are securities issued by instrumentalities of the U.S. Government. Some of these securities are direct obligations of the U.S. Government, but those that are not still enjoy a very high degree of credit safety.

REPURCHASE AGREEMENTS ("Repos") In a Repo, a Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by any Fund must be collateralized by qualifying securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund, and the Fund may only enter into Repos with U.S. banks or qualifying broker/dealers, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS The Funds may purchase securities on a when-issued basis, and may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. A Fund may enter into such transactions when, in the Advisor/Sub-Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. None of the Funds is limited on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, any Fund committing to such transactions will maintain a segregated account with its Custodian consisting of cash, cash equivalents, or U.S. Government securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

EQUITY SECURITIES To the extent that such purchases do not conflict with a Fund's principal investment objective(s), the Funds may invest in common stock, convertible preferred stock, straight preferred stock, and investment grade convertible bonds. Each Fund may also invest up to 5% of its net assets in warrants or rights to acquire equity securities (other than those acquired in units or attached to other securities). Stocks held in the portfolio of a Fund will generally be traded on either the New York Stock Exchange, American Stock Exchange or the NASDAQ over-the-counter market.

SHORT-TERM INVESTMENTS The Funds also will normally hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses. As a temporary defensive measure, each Fund may invest up to 100% of its total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When a Fund invests its assets in such securities as a temporary defensive measure, it will not be pursuing its stated investment objective.

OPTIONS The Funds may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Funds will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Funds may invest not more than 10% of their total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Funds may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Funds may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS To hedge against changes in securities prices or interest rates, the Funds may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Funds may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

MONEY MARKET INSTRUMENTS Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt securities, bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. For temporary defensive purposes, a Sub-Advisor may, when it believes that unusually volatile or unstable economic and market conditions exists, depart from the Fund's normal investment approach and invest up to 100% of the net assets of the Fund in these instruments.

REGISTERED INVESTMENT COMPANIES Each Fund may invest up to 10% of the value of its total assets in securities of other investment companies. The Funds may invest in any type of investment company consistent with the Fund's investment objective and policies. The Funds will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Funds invest in other investment companies, the shareholders of the Funds would indirectly pay a portion of the operating costs of the investment companies.

REAL ESTATE SECURITIES The Funds may invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Funds are not limited in the amount of these types of securities they may acquire, it is not presently expected that within the next 12 months any Fund will have in excess of 5% of its total assets in real estate securities.

You should be aware that Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended (which may also be affected by changes in the value of the underlying property) and by changes in interest rates. REITs are dependent upon management skills, often have limited diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the Investment Trust Act. Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities.

ILLIQUID  INVESTMENTS  Each  Fund  may  invest  up to 10% of its net  assets  in illiquid  securities.  Illiquid  securities  are  those  that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees and the Advisor, each Fund's Sub-Advisor determines the liquidity of that Fund's investments. Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

MASTER-FEEDER OPTION Notwithstanding its other investment policies, each Fund may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

Permissible Investments for the Aggressive Growth, Capital Opportunities and Biotech Pharma-Healthcare Funds only:

SPECIAL SITUATIONS Each Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Funds will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

Permissible Investments for each Fund except the Fixed Income and Intermediate Municipal Bond Funds.

FOREIGN SECURITIES. The Funds may purchase foreign securities traded domestically as American Depository Receipts (ADRs). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade on the over the counter markets. The prices of ADRs are denominated in U.S. dollars, while the underlying security may be denominated in a foreign currency. Each Fund may invest up to 25% of its net assets in foreign securities.

Permissible Investments for the Biotech Pharma-Healthcare Fund only:

FOREIGN SECURITIES The Fund may invest up to 25% of its net assets in foreign securities, either in the form of ADRs or as stock traded on foreign exchanges.

PORTFOLIO TURNOVER. The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. For each Fund's latest fiscal year ending on June 30, 2003, portfolio turnover rates were:

          Quaker Aggressive Growth Fund: ................         401.43%
          Quaker Core Equity Fund: ......................         223.82%
          Quaker Small-Cap Growth Fund: .................         250.36%
          Quaker Capital Opportunities Fund .............         692.80%
          Quaker Biotech Pharma-Healthcare Fund .........         108.76%
          Quaker Mid-Cap Value Fund: ....................         122.76%
          Quaker Small-Cap Value Fund: ..................          89.57%
          Geewax Terker Core Value Fund .................         151.69%
          Quaker Fixed Income Fund: .....................         600.89%
          Quaker Intermediate Municipal Bond Fund*: .....           0.00%

* Prior to August 8, 2003, the Intermediate Municipal Bond Fund operated under different investment objectives and strategies and was called the Quaker High Yield Fund. The figures quoted above reflect the activity of the High Yield Fund as of June 30, 2003.

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

The Funds (except where noted) have adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting securities" of each Fund as defined in the Investment Company Act of 1940 (the "1940 Act"). As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

As a matter of fundamental policy, no Fund is allowed to:

(1) issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

(2) invest for the purpose of exercising control or management of another issuer;

(3) purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, or mortgage-backed securities for the Fixed Income Fund as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(4) underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(5) make short sales of securities or maintain a short position, except short sales "against the box", and except that a Fund may engage in short sales of securities to the extent described in the Prospectus (a short sale is made by selling a security the Fund does not own; a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short);

(5) participate on a joint or joint and several basis in any trading account in securities; or

(6) make loans of money or securities, except that the Funds may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities; and

(7) under normal circumstances invest more than 25% of its total assets in the securities of companies engaged in a single industry; except that the Quaker Biotech Pharma-Healthcare Fund will invest not less than 25% of its assets in stocks of biotechnology, healthcare and pharmaceutical companies, and except that the Quaker Capital Opportunities Fund will invest not less than 25% of its assets in a single market sector. The market sectors in which the Quaker Capital Opportunities Fund invests will change from time to time, but the Fund will not at any time invest more than 25% of its assets in a single industry within that market sector. This restriction does not limit a Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) repurchase agreements collateralized by such obligations.

(8) Each Fund, other than Quaker Capital Opportunities Fund and Quaker Biotech Pharma-Healthcare Fund, is a "diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that a Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, each Fund is not allowed to:

(1) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) invest more than 10% of its net assets in illiquid securities; for this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions;

(5) invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by the Fund in units or attached to securities may be deemed to be without value, unless otherwise permitted in the Prospectus or this SAI;

Other Investment Limitations
----------------------------
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Fixed  income  securities  will  ordinarily  be traded  on the  over-the-counter market. When market quotations are not readily available, fixed income securities may be valued based on prices provided by a pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. Such matrix system may be based upon the considerations described above used by other pricing services and information obtained by the pricing agent from the Advisors and other pricing sources deemed relevant by the pricing agent.

                         INVESTMENT ADVISOR INFORMATION

Information on the Funds' Investment Advisor and Sub-Advisors is set forth in the Prospectus. This section contains additional information concerning the Advisors and their obligations to the Funds.

General Advisor Duties
----------------------
The Investment Advisor and Sub-Advisors supervise and implement the investment activities of the Funds, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor and each Sub-Advisor under their respective Advisory Agreements is the selection of brokers and dealers through whom transactions in the Funds' portfolio investments will be effected.

The Advisory Agreement and each Sub-advisory Agreement provide that each Advisor/Sub-Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor/Sub-Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Advisory Agreement and Sub-advisory Agreement has an initial term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Trustees of the Fund who are not "interested persons" of the Fund or the Advisor/Sub-Advisor cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

Each  Advisory   Agreement  and  each  Sub-advisory   Agreement  will  terminate
automatically in the event of its assignment (as defined in the 1940 Act).

For the fiscal years ending on June 30 of each period listed below, each Fund paid the following aggregate investment advisory fees:

     -----------------------------------------------------------------------
     Name of Fund                         2003          2002          2001
     -----------------------------------------------------------------------
     Aggressive Growth ...........    $2,176,377    $1,468,661    $  381,785
     -----------------------------------------------------------------------
     Core Equity .................    $  113,182    $  140,104    $  187,942
     -----------------------------------------------------------------------
     Small-Cap Growth ............    $   26,261    $   33,590    $   16,498
     -----------------------------------------------------------------------
     Capital Opportunities .......    $   73,466    $    6,649            NA
     -----------------------------------------------------------------------
     Biotech Pharma-Healthcare ...    $   20,236            NA            NA
     -----------------------------------------------------------------------
     Mid-Cap Value ...............    $  148,338    $  123,877    $   53,322
     -----------------------------------------------------------------------
     Small-Cap Value .............    $  369,718    $  394,087    $  241,378
     -----------------------------------------------------------------------
     Geewax Terker Core Value ....    $    9,478    $    2,768            NA
     -----------------------------------------------------------------------
     Quaker Fixed Income .........    $   95,631    $   80,704    $   53,136
     -----------------------------------------------------------------------
     Quaker Intermediate Municipal
     Bond ** .....................    $   17,181    $   78,153    $   61,225
     -----------------------------------------------------------------------

* Net of waivers and/or reimbursements

**Prior to March 13, 2003, the Quaker Intermediate Municipal Bond Fund had a different sub-advisor and paid higher advisory fees than currently paid. The figures quoted above reflect such higher advisory fees for the period prior to March 13, 2003.

Approval of Investment Advisory and Sub-Advisory Agreements
-----------------------------------------------------------

Quaker Intermediate Municipal Bond Fund. In approving, on behalf of for the Quaker Intermediate Municipal Bond Fund, the investment advisory agreement with the Quaker Funds, Inc. and Sub-Advisory Agreement with Andres Capital
Management, the Board of Trustees considered various matters, including the financial strength and asset management experience of the Adviser and Sub-Adviser. In addition, the Trustees considered information they regularly consider when determining whether to continue a particular Fund's investment advisory and sub-advisory agreements from year-to-year. This information included, among other things, the following:

     o the qualifications of the professional staff, resources and investment process of the Adviser and Sub-Adviser;

     o the terms of the investment advisory and sub-advisory agreements, the scope and quality of the services that the Adviser and Sub-Adviser provide to the Fund,

     o the investment performance of each Fund and, in the case of Andres Capital Management, the investment performance similarly managed funds,

     o    potential fall-out benefits to the Adviser and Sub-Adviser;

During their deliberation regarding the Sub-Advisory Agreement, the Trustees questioned the Sub-Adviser about its background and experience and its ability to manage a fund with a relatively small asset base. Based on the Trustees' deliberations and their evaluation of the information described above and the Sub-Adviser's responses to the questions raised at the meeting, the Trustees, including the Independent Trustees, unanimously approved the advisory and sub-advisory agreements.

DIRECTORS AND OFFICERS

The Board Of Trustees ("Board" or "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day operations of the Trust are managed by the Advisor, subject to the Bylaws of the Trust and review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

--------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------------------------------------------
                          Position(s)       Term of Office                                      Funds        Other
Name, Address &           Held with the     & Length of      Principal Occupation(s) During     Overseen     Directorships
Date of Birth             Trust             Time Served      Past 5 Years                       by Trustee   Held by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Mr. Jeffry H. King        Interested        Indefinite.      Chairman  of the Board of              Ten      Director & Co-
Sr. (1)                   Trustee,          Directors        of Quaker Securities,                           Chairman,
                          Chairman of       Since Nov.,      Inc., 1288 Valley Forge Road,                   Citco-Quaker Fund
1288 Valley Forge Road,   the Board of      1996             Suite 75, Valley Forge, Pa                      Services, Inc.,
Suite 75, Valley Forge,   Trustees                           19482, an institutional                         Director &
PA  19482                                                    broker/dealer firm, since 2002.                 Chairman, Quaker
                                                             President & CEO of Quaker                       Funds, Inc.,
(12-06-42)                                                   Securities, Inc. from 1990 to                   Director and
                                                             2002.  Chairman of the Board of                 Co-Chairman,
                                                             Directors of Quaker Funds, Inc.,                Quaker
                                                             1288 Valley Forge Road, Suite                   Securities, Inc.
                                                             71, Valley Forge, PA 19482,
                                                             currently Fund Manager to the
                                                             Quaker Family of Funds, since
                                                             1996.  Co-Chairman of the Board
                                                             of Citco-Quaker Fund Services,
                                                             Inc., 1288 Valley Forge Road,
                                                             Suite 88, Valley Forge, PA
                                                             19482, transfer agent to the
                                                             Trust, since May, 2001.
--------------------------------------------------------------------------------------------------------------------------------
Ms. Laurie Keyes(2)       Interested        Indefinite.      Chief Financial Officer of             Ten             None
                          Trustee,                           Quaker Funds, Inc., currently
1288 Valley Forge Road,   Secretary         Since Nov.,      Fund Manager to the Quaker
Suite 75, Valley Forge,                     1996             Family of Funds, since 1996.
PA 19482

(12-10-49)
--------------------------------------------------------------------------------------------------------------------------------
Mr. Everett T.            Interested        Indefinite.      Chairman-Executive Committee,          Ten      Director,
Keech(3)                  Trustee, Vice                      Technology Development Corp.,                   Technology
                          Chairman of the   Since Nov.,      Norristown, PA, a technology                    Development
One Tower Bridge, Suite   Board,            1996             development and manufacturing                   Corp.; Director,
501 West Conshohocken,    President,                         firm, since 1997; President,                    Advanced Training
PA  19428                 Treasurer                          Quaker Investment Trust since                   Systems
                                                             January 2002; Lecturer,                         International,
(02-23-40)                                                   University of Pennsylvania since                Inc.; Director,
                                                             1988                                            Phoenix Data
--------------------------------------------------------------------------------------------------------------------------------
Mr. Kevin J. Mailey(4)    Interested        Indefinite.      Principal of Quaker Funds, Inc.        Ten      Director, Quaker
                          Trustee                            since May, 2000. Elected                        Funds, Inc.
1288 Valley Forge Road,                     Since Feb.,      President of Quaker Funds, Inc.
Suite 71, Valley Forge,                     2002             in September, 2001.  Marketing
PA  19482                                                    Director of Meridian Investments
                                                             from October, 1997 to June,
(09-06-52)                                                   1999. Principal and Marketing
                                                             Director of the William Penn
                                                             Funds from December, 1989 to
                                                             June, 1997. Graduate of Notre
                                                             Dame University.
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------------------
                          Position(s)       Term of Office                                      Funds        Other
Name, Address &           Held with the     & Length of      Principal Occupation(s) During     Overseen     Directorships
Date of Birth             Trust             Time Served      Past 5 Years                       by Trustee   Held by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Ambassador Adrian A.      Independent       Indefinite.      President of Eisenhower                Ten      Governor of the
Basora (ret.)             Trustee                            Fellowships ("EF"),                             Philadelphia
                                            Since Feb.,      Philadelphia, PA, since 1996.                   Stock Exchange
256 South 16th Street,                      2002.            EF's mission is to enhance
Philadelphia, PA  19102                                      progress and mutual
                                                             understanding through linkages
(07-18-38)                                                   among leaders in key fields
                                                             throughout the world.
                                                             Previously served as U.S.
                                                             Ambassador to the Czech Republic
                                                             from 1992 through 1995.  Served
                                                             as National Security Council
                                                             Director for European Affairs at
                                                             the White House from 1989 to
                                                             1991.  Ambassador Basora's
                                                             affiliations include the Council
                                                             on Foreign Relations, the
                                                             Foreign Policy Research
                                                             Institute and the Foundation for
                                                             a Civil Society.  Ambassador
                                                             Basora holds an MPA degree from
                                                             Princeton University and
                                                             undergraduate degrees from the
                                                             Institut d'Etudes Politiques in
                                                             Paris and from Fordham
                                                             University.
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------------------
                          Position(s)       Term of Office                                      Funds        Other
Name, Address &           Held with the     & Length of      Principal Occupation(s) During     Overseen     Directorships
Date of Birth             Trust             Time Served      Past 5 Years                       by Trustee   Held by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Mr. G. Michael Mara       Independent       Indefinite.      Managing Director, Millennium          Ten             None
                          Trustee                            Bank, Malvern, PA, since 2000.
30 Valley Stream                            Since Feb.,      Previously principal, Vanguard
Parkway, Malvern, PA                        2002.            Fiduciary Trust Company, The
19355                                                        Vanguard Group, Valley Forge,
                                                             PA, from 1997 to 1999.  District
(05-05-55)                                                   Manager and Senior Vice
                                                             President, Merrill Lynch Trust
                                                             Company, 1995 to 1997.  Served
                                                             in various increasingly
                                                             responsible roles within Merrill
                                                             Lynch from 1986 to 1997.  Mr.
                                                             Mara also served in the U.S.
                                                             Army Intelligence and Security
                                                             Command in Augsburg, Germany
                                                             from 1976-1980.  Mr. Mara holds
                                                             an MBA in management from The
                                                             American University, Washington,
                                                             DC and a BA in Business
                                                             Communications from Emerson
                                                             College, Boston, MA
--------------------------------------------------------------------------------------------------------------------------------
Mr. James R. Brinton      Independent       Indefinite.      Principal and Senior Insurance         Ten             None
                          Trustee                            Broker for Robert J. McAllister
123 West Lancaster                          Since Feb.,      Agency, Inc., 123 West Lancaster
Avenue, Wayne PA  19087                     2002             Avenue, Wayne PA  19087, a
                                                             commercial insurance brokerage
(07-03-54)                                                   firm, since 1979. Mr. Brinton
                                                             holds a BA in business from
                                                             Marietta College and licenses
                                                             as a property and casualty
                                                             broker and life, accident and
                                                             health agent.
--------------------------------------------------------------------------------------------------------------------------------

----------------------
(1) Mr. King is an "interested person" of the Trust for purposes of the 1940 Act because he is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust, is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, and serves as a director of Quaker Funds, Inc. and Citco-Quaker Fund Services, Inc.
(2) Ms. Keyes is an "interested person" of the Trust for purposes of the 1940 Act because she is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust.
(3) Mr. Keech is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust.
(4) Mr. Mailey is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, he is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust, and he serves as President of Quaker Funds, Inc.

There are no family relationships between the Trustees and executive officers of the Trust, except between Ms. Keyes and Mr. King, who are married.

Audit Committee
---------------
The Board of Trustees has formed an Audit Committee to oversee the financial reporting of the Trust, nominate independent auditors to conduct audits of the Trust's financial statements, and perform other related duties. The Audit Committee has adopted a charter to govern such activities. The members of the Audit Committee are: Amb. Adrian Basora (Chairman), Mr. G. Michael Mara, Mr. Mark S. Singel, and Mr. James R. Brinton. The Audit Committee met twice during the fiscal year ended June 30, 2003.

Compensation
------------
Each Trustee who is not an "interested person" of the Trust receives $3000 per meeting attended in person and $2000 per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. For the Trust's fiscal year ending June 30, 2003, the Trust paid the following fees to Trustees:

----------------------------------------------------------------------------------------------------------------------
                             Aggregate              Pension or Retirement     Estimated Annual
                             Compensation from      Benefits Accrued as       Benefits Upon         Total Compensation
Name of Trustee              Company                Part of Trust's Expenses  Retirement            Paid to Trustee
----------------------------------------------------------------------------------------------------------------------
Amb. Adrian A. Basora        $15,000                $0.00                      $0.00                $15,000
----------------------------------------------------------------------------------------------------------------------
Mr. James R. Brinton         $12,000                $0.00                      $0.00                $12,000
----------------------------------------------------------------------------------------------------------------------
Mr. G. Michael Mara          $22,000                $0.00                      $0.00                $22,000
----------------------------------------------------------------------------------------------------------------------
Mr. Louis P. Pektor III      $12,000                $0.00                      $0.00                $12,000
----------------------------------------------------------------------------------------------------------------------
Mr. Mark S. Singel           $12,000                $0.00                      $0.00                $12,000
----------------------------------------------------------------------------------------------------------------------
Mr. Howard L. Gleit*           $0.00                $0.00                      $0.00                  $0.00
----------------------------------------------------------------------------------------------------------------------

Mr. Gleit resigned from the Board prior to June 30, 2002.

Trustee Ownership of Fund Shares
--------------------------------

As of August 29, 2003, the Trustees owned the following aggregate amounts of Fund shares:

-------------------------------------------------------------------------------------------------------------
                              Dollar Range of Fund Shares Held in Each    Aggregate Dollar Range in All Funds
Name of Trustee               Fund of the Trust                           Overseen by Trustee in Trust
-------------------------------------------------------------------------------------------------------------
Mr. Jeffry H. King, Sr.                Aggressive Growth-  Over $100,000
                                           Mid-Cap Value-  Over $100,000
                                         Small-Cap Value-  Over $100,000                 Over $100,000
                                Capital Opportunities - $50,001-$100,000
                               Biotech Pharma Healthcare - Over $100,000
                                            Fixed Income - Over $100,000
-------------------------------------------------------------------------------------------------------------
Ms. Laurie Keyes                       Aggressive Growth-  Over $100,000
                                        Small-Cap Value- $10,001-$50,000
                                           Mid-Cap Value-  Over $100,000                 Over $100,000
                                Capital Opportunities - $50,001-$100,000
                               Biotech Pharma Healthcare - Over $100,000
                                            Fixed Income - Over $100,000
-------------------------------------------------------------------------------------------------------------
Mr. Everett T. Keech                   Aggressive Growth-  $1.00-$10,000                 $1.00-$10,000
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                              Dollar Range of Fund Shares Held in Each    Aggregate Dollar Range in All Funds
Name of Trustee               Fund of the Trust                           Overseen by Trustee in Trust
-------------------------------------------------------------------------------------------------------------
Mr. Kevin J. Mailey           None                                                       None
-------------------------------------------------------------------------------------------------------------
Amb. Adrian A. Basora         None                                                       None
-------------------------------------------------------------------------------------------------------------
Mr. James R. Brinton                 Aggressive Growth- $50,001-$100,000                 Over $100,000
                                       Small-Cap Value - $10,001-$50,000
                             Biotech Pharma Healthcare - $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
Mr. G. Michael Mara                      Small-Cap Value-  $1.00-$10,000                 $1.00-$10,000
-------------------------------------------------------------------------------------------------------------
Mr. Louis P. Pektor III       None                                                       None
-------------------------------------------------------------------------------------------------------------
Mr. Mark S. Singel            None                                                       None
-------------------------------------------------------------------------------------------------------------

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
----------------------------------------------------------------------

As of August 29, 2003 the following shareholders of each Fund owned 5% or more of the total outstanding shares in that Fund.

-------------------------------------------------------------------------------------------------------------
                                                                                                % Ownership
                                            Name of Quaker Fund            Number of            of Total
Name of Shareholder                         in Which Shares Held           Shares Owned         Fund Shares
-------------------------------------------------------------------------------------------------------------
National Investor Services,
FBO Client Accts                            Core Equity A                    560,218             70.14%
-------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client Accts            Core Equity A                    116,058             14.53%
-------------------------------------------------------------------------------------------------------------
Boynton, E., Individual                     Core Equity A                    82,049              10.27%
-------------------------------------------------------------------------------------------------------------
J Terker, Individual                        Core Equity I                    17,261               6.35%
-------------------------------------------------------------------------------------------------------------
C Buck, Individual                          Core Equity I                    18,823               6.92%
-------------------------------------------------------------------------------------------------------------
R Terker, Individual                        Core Equity I                    17,261               6.35%
-------------------------------------------------------------------------------------------------------------
A Terker, Individual                        Core Equity I                    17,261               6.35%
-------------------------------------------------------------------------------------------------------------
Geewax Terker                               Core Equity I                    76,760              28.23%
-------------------------------------------------------------------------------------------------------------
Geewax Terker                               Core Equity I                    59,311              21.81%
-------------------------------------------------------------------------------------------------------------
Robert B Wool, Individual                   Core Equity C                     1,685               7.35%
-------------------------------------------------------------------------------------------------------------
Robert Nutting, Individual                  Core Equity C                     3,064              13.36%
-------------------------------------------------------------------------------------------------------------
P Hillary, Individual                       Core Equity C                     1,831               7.99%
-------------------------------------------------------------------------------------------------------------
J Techman, Individual                       Core Equity C                     1,537               6.70%
-------------------------------------------------------------------------------------------------------------
D Ainslie, Individual                       Core Equity C                     1,940               8.46%
-------------------------------------------------------------------------------------------------------------
S Pincus, Individual                        Core Equity C                     2,348              10.24%
-------------------------------------------------------------------------------------------------------------
G Kuzmiskus, Individual                     Core Equity C                     1,766               7.70%
-------------------------------------------------------------------------------------------------------------
S Johnson, Individual                       Core Equity C                     1,234               5.38%
-------------------------------------------------------------------------------------------------------------
Francis M Foley Individual                  Core Equity B                     4,335              26.38%
-------------------------------------------------------------------------------------------------------------
Janney Montgomery Scott LLC                 Core Equity B                     4,084              24.86%
-------------------------------------------------------------------------------------------------------------
Ellen J. Tamburri                           Core Equity B                     2,049              12.47%
-------------------------------------------------------------------------------------------------------------
IRA FBO Marta M Simo                        Core Equity B                     1,153               7.02%
-------------------------------------------------------------------------------------------------------------
Matthew P. Godek, Individual                Core Equity B                     1,551               9.44%
-------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client Accts            Aggressive Growth A             7,922,808            68.06%
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                                                % Ownership
                                            Name of Quaker Fund            Number of            of Total
Name of Shareholder                         in Which Shares Held           Shares Owned         Fund Shares
-------------------------------------------------------------------------------------------------------------
King, Individual                            Aggressive Growth I              20,375               7.21%
-------------------------------------------------------------------------------------------------------------
M Daftry, Individual                        Aggressive Growth I              53,346              18.88%
-------------------------------------------------------------------------------------------------------------
P Schofield, Individual                     Aggressive Growth I              17,151               6.07%
-------------------------------------------------------------------------------------------------------------
Millennium Bank                             Aggressive Growth I              20,655               7.31%
-------------------------------------------------------------------------------------------------------------
SEI FBO First Hawaiian                      Aggressive Growth I              59,066              20.90%
-------------------------------------------------------------------------------------------------------------
PINTO                                       Aggressive Growth I              16,037               5.67%
-------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client Accts            Quaker Mid-Cap Value A           226,517             27.87%
-------------------------------------------------------------------------------------------------------------
FTC & CO                                    Quaker Mid-Cap Value A           45,271               5.57%
-------------------------------------------------------------------------------------------------------------
William E. Buckholz, Individual             Quaker Mid-Cap Value C           37,586               8.08%
-------------------------------------------------------------------------------------------------------------
L Keyes, Individual                         Quaker Mid-Cap Value I           12,564              12.74%
-------------------------------------------------------------------------------------------------------------
King, Individual                            Quaker Mid-Cap Value I           35,168              35.67%
-------------------------------------------------------------------------------------------------------------
Millennium Bank                             Quaker Mid-Cap Value I           28,524              28.93%
-------------------------------------------------------------------------------------------------------------
Bank of Oklahoma OPUBCO                     Small-Cap Value I                276,625             20.16%
-------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client Accts            Small-Cap Value A                319,333             56.73%
-------------------------------------------------------------------------------------------------------------
Nabank & Co. FBO Client Accts               Small-Cap Value I                130,441              7.37%
-------------------------------------------------------------------------------------------------------------
Richmond Heights                            Small-Cap Value I                91,497               6.67%
-------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities, Inc.              Small-Cap Value I                724,505             52.79%
-------------------------------------------------------------------------------------------------------------
Preston R. Hoagland, Individual             Small-Cap Value B                 3,421               6.08%
-------------------------------------------------------------------------------------------------------------
Kelly Brian J, Individual                   Small-Cap Value C                10,586               9.76
-------------------------------------------------------------------------------------------------------------
John J Geewax, Individual                   Small-Cap Growth I               233,644             95.40%
-------------------------------------------------------------------------------------------------------------
Dr. Harry McDermott, Individual             Small-Cap Growth B                2,512              20.12%
-------------------------------------------------------------------------------------------------------------
Papp W, Individual                          Small-Cap Growth B                2,815              22.54%
-------------------------------------------------------------------------------------------------------------
John A Calvert, Jr                          Small-Cap Growth B                 734                5.88%
-------------------------------------------------------------------------------------------------------------
Ronald S Acher, Individual                  Small-Cap Growth B                2,538              20.32%
-------------------------------------------------------------------------------------------------------------
Richard R Turk                              Small-Cap Growth B                 865                6.93%
-------------------------------------------------------------------------------------------------------------
First Clearing Corp                         Small-Cap Growth C                1,560               5.97%
-------------------------------------------------------------------------------------------------------------
Charles N Beling, Jr, Individual            Small-Cap Growth C                1,697               6.49%
-------------------------------------------------------------------------------------------------------------
Charles P. Hinshaw, Individual              Small-Cap Growth C                7,261              27.76%
-------------------------------------------------------------------------------------------------------------
Daniel Radogna, Individual                  Small-Cap Growth C                1,780               6.81%
-------------------------------------------------------------------------------------------------------------
Barry W Kocher, Individual                  Small-Cap Growth C                1,632               6.24%
-------------------------------------------------------------------------------------------------------------
First Clearing Corp                         Small-Cap Growth A                2,788              14.29%
-------------------------------------------------------------------------------------------------------------
Citco Corporate Services, Inc.              Small-Cap Growth A               15,007              76.92%
-------------------------------------------------------------------------------------------------------------
Terry R Priebe, Individual                  Small-Cap Growth A                1,307               6.70%
-------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client
Accts SCHWAB -                              Capital Opportunities A          72,448              21.06%
-------------------------------------------------------------------------------------------------------------
Larry R Rohrbaugh, individual               Capital Opportunities A          49,564              14.41%
-------------------------------------------------------------------------------------------------------------
Anthony V Benedetto, Individual             Capital Opportunities B           7,972               7.74%
-------------------------------------------------------------------------------------------------------------
NFSC                                        Capital Opportunities B          12,239              11.88%
-------------------------------------------------------------------------------------------------------------
Anne Reilly, Individual                     Capital Opportunities A           6,493               6.30%
-------------------------------------------------------------------------------------------------------------
Geewax Terker                               Geewax Terker Core Value         105,714             93.95%
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                                                % Ownership
                                            Name of Quaker Fund            Number of            of Total
Name of Shareholder                         in Which Shares Held           Shares Owned         Fund Shares
-------------------------------------------------------------------------------------------------------------
Local 68 Eng Union                          Quaker Biotech A                 24,248               9.62%
-------------------------------------------------------------------------------------------------------------
Frank Follmer, Individual                   Quaker Biotech C                  8,590               5.10
-------------------------------------------------------------------------------------------------------------
Walter Maximuck Jr, Individual              Quaker Biotech C                 17,504              10.40%
-------------------------------------------------------------------------------------------------------------
Robert Nutting                              Quaker Biotech C                 16,924              10.06%
-------------------------------------------------------------------------------------------------------------
Charles Schwab, FBO Client
Accts SCHWAB -                              Fixed Income A                   29,729              11.64%
-------------------------------------------------------------------------------------------------------------
Joseph Somers Jr., Individual               Fixed Income A                   41,309              16.17%
-------------------------------------------------------------------------------------------------------------
Citco Corporate Services, Inc               Fixed Income A                   24,369               9.54%
-------------------------------------------------------------------------------------------------------------
Thomas Hill, Individual                     Fixed Income B                   13,346              10.23%
-------------------------------------------------------------------------------------------------------------
David Kreitzer, Individual                  Fixed Income B                    8,775               6.49%
-------------------------------------------------------------------------------------------------------------
NFSC                                        Fixed Income C                   51,333              16.75%
-------------------------------------------------------------------------------------------------------------
Walter Maximuck, Individual                 Fixed Income C                   24,172               7.89%
-------------------------------------------------------------------------------------------------------------
Charles P Hinshaw, Individual               Fixed Income C                   32,203              10.51%
-------------------------------------------------------------------------------------------------------------
Robert Nutting, Individual                  Fixed Income C                   20,496               6.69%
-------------------------------------------------------------------------------------------------------------
Jeffrey H. King, Individual                 Fixed Income I                   26,291              82.13%
-------------------------------------------------------------------------------------------------------------
R Keyes, Individual                         Fixed Income I                    5,458              17.06%
-------------------------------------------------------------------------------------------------------------
Sadjian                                     Intermediate Municipal Bond
                                            A **                              1,387              11.10%
-------------------------------------------------------------------------------------------------------------
Citco Corporate Services, Inc.              Intermediate Municipal Bond
                                            A **                             10,571              84.54%
-------------------------------------------------------------------------------------------------------------
Anita Carno, Individual                     Intermediate Municipal Bond
                                            B **                              1,334              16.85%
-------------------------------------------------------------------------------------------------------------
Ann J McGinnis, Individual                  Intermediate Municipal Bond
                                            B **                              4,590              57.97%
-------------------------------------------------------------------------------------------------------------
Nagaraj Ramnath                             Intermediate Municipal Bond
                                            B **                               447                5.65%
-------------------------------------------------------------------------------------------------------------
Kay A Selig, Individual                     Intermediate Municipal Bond
                                            B **                               552                6.60%
-------------------------------------------------------------------------------------------------------------
Shirley A Mittl                             Intermediate Municipal Bond
                                            B **                               458                5.79%
-------------------------------------------------------------------------------------------------------------
Carla E Carey                               Intermediate Municipal Bond
                                            C **                              1,758               8.86%
-------------------------------------------------------------------------------------------------------------
Elizabeth C Horvath, Individual             Intermediate Municipal Bond
                                            C **                              1,225               6.18%
-------------------------------------------------------------------------------------------------------------
Timothy Schamberger, Individual             Intermediate Municipal Bond
                                            C **                              1,777               8.96%
-------------------------------------------------------------------------------------------------------------
Andrew Levas, Individual                    Intermediate Municipal Bond
                                            C **                              1,387               6.99%
-------------------------------------------------------------------------------------------------------------
George N Beling, Individual                 Intermediate Municipal Bond
                                            C **                              4,458              22.48%
-------------------------------------------------------------------------------------------------------------
Daniel Radogna, Individual                  Intermediate Municipal Bond
                                            C **                              2,206              11.12%
-------------------------------------------------------------------------------------------------------------
Cheryl A Kocher, Individual                 Intermediate Municipal Bond
                                            C **                              1,504               7.59%
-------------------------------------------------------------------------------------------------------------
Barry W Kocher, Individual                  Intermediate Municipal Bond
                                            C**                               2,020              10.19%
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                                                % Ownership
                                            Name of Quaker Fund            Number of            of Total
Name of Shareholder                         in Which Shares Held           Shares Owned         Fund Shares
-------------------------------------------------------------------------------------------------------------
Kathleen Sanzari, Individual                Intermediate Municipal Bond
                                            C **                              2,028              10.22%
-------------------------------------------------------------------------------------------------------------
Boscacci                                    Intermediate Municipal Bond
                                            I **                             28,329               100%
-------------------------------------------------------------------------------------------------------------

**Prior to August 8, 2003, the Intermediate Municipal Bond Fund operated under different investment objectives and strategies and was called the Quaker High Yield Fund. The figures quoted above reflect the activity of the High Yield Fund as of August 29, 2003.

As of August 29, 2003, the Directors and Officers of the Trust as a group owned less than 1% of each Class of each Fund of the Trust with the exception of the following:

Quaker Biotech Pharma Healthcare Fund Class A - 9.82% Quaker Fixed Income Fund Class I - 82.13% Quaker Mid-Cap Value Fund Class I 52.65% Quaker Capital Opportunities Fund Class A - 3% Quaker Aggressive Growth Fund Class I - 12.16%

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)^[n] = ERV

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of the Fixed Income Fund and the Intermediate Municipal Bond Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

          Yield =2[(A - B/CD + 1)^6-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, a Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, a Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions of each Fund's shares will be made at net asset value ("NAV") less any applicable CDSC. Each Fund's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of a Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Sub-Advisor, subject to the review and supervision of the Advisor and the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Funds are open for business on each day that the NYSE is open. Each Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

Redemptions in Kind.
--------------------
The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund has committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                                 TAX INFORMATION

Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Funds must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If a Fund qualifies as a RIC and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Each Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund(s) may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Funds during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

Dividends. A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for each Fund are made by the Advisor, or if a Sub-Advisor has been retained, the Sub-Advisor. In placing purchase and sale orders for portfolio securities for a Fund, it is the policy of the Advisor/Sub-Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor/Sub-Advisor's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and research and other services provided. A Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. A Fund's Advisor/Sub-Advisor may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another client of the Advisor/Sub-Advisor.

The Advisor/Sub-Advisor may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the aggregate price paid for the security will usually include an undisclosed "mark-up" or selling concession. The Advisor/Sub-Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor/Sub-Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor/Sub-Advisor may determine that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor/Sub-Advisor may combine transaction orders placed on behalf of a Fund with orders placed on behalf of any other fund or private account managed by the Advisor/Sub-Advisor for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the Fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Advisor/Sub-Advisor typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Advisor/Sub-Advisor to be fair and reasonable to the funds or accounts involved.

Personal Trading by Persons Affiliated with a Fund or the Trust
---------------------------------------------------------------
Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, the Advisor, each Sub-Advisor and the Distributor have adopted Codes of Ethics restricting personal securities trading by certain persons associated with each entity and having certain affiliations with a Fund or access to certain investment information relating to a Fund. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit limited personal transactions by such persons in securities held or to be acquired by a Fund, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

The Advisor/Sub-Advisors may execute trades for a Fund with broker/dealers that are affiliated with the Trust, or employ an officer or Trustee of the Trust. These affiliated broker/dealers may receive commissions from such trades, some or all of which may be used as part of a compensation package to such affiliated persons. The Trust has adopted procedures to monitor and control such activities, and any such trading activities must be reported to the Board and reviewed at least quarterly.

                                    CUSTODIAN

Wachovia Bank, N.A. (the "Custodian"), 123 South Broad Street, Philadelphia, PA 19109, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian receives from each Fund an annual fee based on the average net assets of the Fund held by the Custodian.

For the fiscal years ended June 30, 2001, 2002 and 2003, respectively, the Funds paid custodial fees as follows:

     -----------------------------------------------------------------------
     Name of Fund                         2003          2002          2001
     -----------------------------------------------------------------------
     Aggressive Growth                $   34,830    $   31,406    $   16,753
     -----------------------------------------------------------------------
     Core Equity                      $    8,175    $   12,501    $   14,959
     -----------------------------------------------------------------------
     Small-Cap Growth                 $   11,935    $   16,445    $    7,179
     -----------------------------------------------------------------------
     Capital Opportunities            $    7,575    $    2,787            NA
     -----------------------------------------------------------------------
     Biotech Pharma-Healthcare        $    3,073            NA            NA
     -----------------------------------------------------------------------
     Mid-Cap Value                    $   11,870    $   11,412    $    4,246
     -----------------------------------------------------------------------
     Small-Cap Value                  $    8,418    $    7,561    $    8,902
     -----------------------------------------------------------------------
     Geewax Terker Core Value         $    1,435    $      415            NA
     -----------------------------------------------------------------------
     Quaker Fixed Income              $    4,863    $    4,968    $    3,692
     -----------------------------------------------------------------------
     Quaker Intermediate Municipal    $    1,700    $    2,850    $    2,470
     -----------------------------------------------------------------------
     Bond Fund **
     -----------------------------------------------------------------------

**Prior to August 8, 2003, the Intermediate Municipal Bond Fund operated under different investment objectives and strategies and was called the Quaker High Yield Fund. The figures quoted above reflect the activity of the High Yield Fund as of June 30, 2003.

                                 TRANSFER AGENT

Citco-Quaker Fund Services, Inc. ("CQFS), 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, serves as the Fund's transfer, dividend paying, and shareholder servicing agent. CQFS, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust, dated July 1, 2001. CQFS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Trust, the Trust pays CQFS an annual fee, paid monthly, based on the aggregate average net assets of the Funds, as determined by valuations made as of the close of each business day of the month. Each Fund is charged its pro rata share of such expenses. Prior to July 1, 2001, Declaration Service Company, 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as transfer agent to the Trust.

For the fiscal years ended June 30, 2000, and 2001, the Funds paid aggregate transfer agent fees of $77,840 and $113,430, respectively to Declaration Service Company. For the fiscal years ended June 30, 2002 and 2003, the Funds paid aggregate transfer agency fees of $726,515 and $818,852 to CQFS. The aggregate transfer agency fees paid to CQFS also include fund accounting and administration fees.

                                 ADMINISTRATION

CQFS also acts as administrator to the Trust pursuant to a written agreement with the Trust. CQFS supervises all aspects of the operations of the Fund except those performed by the Fund's Advisor under the Fund's investment advisory agreements. CQFS is responsible for:

(a)  calculating the Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the Fund;
(d)  preparing the Fund's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining the Fund's financial accounts and records.

For its services to the Trust, the Trust pays CQFS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Fund is charged its pro rata share of such expenses. Prior to July 1, 2001, Declaration Service Company, 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as transfer agent to the Trust.

For the fiscal year ended June 30, 2001, the Trust paid aggregate administration fees of $247,244 to Declaration Service Company. For the fiscal years ended June 30, 2002 and 2003, administrative services provided by CQFS were included in the transfer agency fees paid by the Trust. The Trust paid aggregate fees to CQFS of $726,515 and $818,852 for the fiscal years ended June 30, 2002 and 2003, respectively.

                                   DISTRIBUTOR

Citco-Quaker Fund Distributors, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 ("CQFD"), acts as the principal underwriter of the Fund's shares pursuant to a written agreement with the Trust ("Distribution Agreement").

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Prior to July 1, 2001, Declaration Distributors, Inc., 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as principal underwriter to the Trust.

Pursuant to the Distribution Agreement, CQFD facilitates the registration of the Funds' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, CQFD is paid an annual fixed of $20,000 fee by the Trust. CQFD also retains certain underwriting concessions from the sale of Fund shares. CQFD is not obligated to sell any specific number of shares of the Funds but has undertaken to sell such shares on a best efforts basis only against orders therefor.

                             INDEPENDENT ACCOUNTANTS

The firm of Briggs, Bunting & Dougherty, Two Penn Center Plaza, Suite 820 Philadelphia, PA 19102, serves as independent accountants for the Funds, and audits the annual financial statements of the Funds, prepares the Fund's federal and state tax returns, and consults with the Funds on matters of accounting and federal and state income taxation.

                                DISTRIBUTION PLAN

As noted in the Prospectus, the Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans") whereby each share class each Class of each Fund shall pay to the Distributor, Advisor and others a distribution fee in the amount of (i) 0.25% per annum of the average daily net asset value of Class A shares of each Fund and (ii) 0.75% per annum of the average daily net asset value of each of Class B and Class C shares of each Fund. The distribution fee is intended to compensate the Distributor, Advisor and others for engaging in activities primarily intended to result in the sale of Fund shares. Each Class of each Fund shall also pay a shareholder servicing fee to the Distributor, Advisor and others in the amount of 0.25% of the average annual net asset value of such Class as compensation for servicing or maintaining existing Fund shareholder accounts.

Included below is an estimate by category of the allocation of actual fees paid by the Fund pursuant to the Distribution Plans during the fiscal ended June 30, 2003:


--------------------------------------------------------------------------------
                                 Expenditures for
--------------------------------------------------------------------------------
                                 Class A        Class B         Class C
--------------------------------------------------------------------------------
Underwriter Compensation         $434,879       $157,039        $222,164
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Massachusetts law on October 24, 1990 and operates as an open-end management investment company. The Trust's Declaration of Trust authorizes the Board of Trustees to divide Trust shares into various series ("Funds"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares. The Trust does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the fundamental investment policy of a series would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of each Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

OTHER EXPENSES. Each Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Funds' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Administrator or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Amended and Restated Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

Reporting to Shareholders. The Trust will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Fund will be audited by independent accountants. In addition, the Trust will send to each shareholder having an account directly with the Trust a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 or by calling 800-220-8888.

                              FINANCIAL STATEMENTS

The financial statements of the Trust are incorporated herein by reference to the Trust's latest audited annual report, dated June 30, 2003, and unaudited semi-annual report, dated December 31, 2002. The Trust's annual report has been audited by Briggs, Bunting & Dougherty, LLP, independent auditors. You may receive a copy of either report, free of charge, by contacting the Trust.

                                     PART C
                             QUAKER INVESTMENT TRUST
                                    FORM N-1A
                                OTHER INFORMATION

ITEM 23.  EXHIBITS
     (A) AMENDED AND RESTATED DECLARATION OF TRUST- Incorporated herein by reference; filed 8/29/96
     (B) BY-LAWS - Amended and Restated By-Laws- Incorporated by reference; filed 8/29/96
     (C)  NOT APPLICABLE
     (D)  INVESTMENT ADVISORY AGREEMENTS:
          1. Investment Advisory Agreement between the Trust and Quaker Funds, Inc.- - previously filed as an Exhibit to the Trust's Definitive Proxy, filed on December 28, 2001 and incorporated herein by reference.
          2. Sub-Advisory Agreement with Geewax Terker Co.- previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference
          3. Sub-Advisory Agreement with Aronson+Partners- previously filed as an Exhibit to the Trust's Definitive Proxy on May 16, 2000 and incorporated herein by reference.
          4. Sub-Advisory Agreement with Knott Capital Management- previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference
          5. Sub-Advisory Agreement with Schneider Capital Management-previously filed as an Exhibit to the Trust's Definitive Proxy on May 16, 2000 and incorporated herein by reference
          6. Sub-Advisory Agreement for Sectoral Asset Management, Inc.- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
          7. Form of Sub-Advisory Agreement with Andres Capital Management. Attached as Exhibit.
     (E) DISTRIBUTION AGREEMENT between Registrant and Citco-Quaker Fund Distributors, Inc.- previously filed as an Exhibit to post-effective amendment # 24 to the Trust's registration statement of Form N-1A and incorporated herein by reference.
     (F)  NOT APPLICABLE
     (G)  CUSTODIAN AGREEMENT - Incorporated by reference; filed 9/5/97
     (H)  OTHER MATERIAL CONTRACTS -
          (1) Mutual Fund Services Agreement between Registrant and Citco-Quaker Fund Services, Inc. - previously filed on August 13, 2001 as an Exhibit to post-effective amendment # 19 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
     (I) OPINION AND CONSENT OF COUNSEL - previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
     (J)  OTHER OPINIONS - Consent of Briggs, Bunting & Dougherty- filed herein.
     (K)  NOT APPLICABLE
     (L)  NOT APPLICABLE
     (M)  RULE 12B-1 PLANS:
          1. Amended Plan of Distribution under Rule 12b-1 for Class A Shares of the Trust- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
          2. Amended Plan of Distribution under Rule 12b-1 for Class B Shares of the Trust- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
          3. Amended Plan of Distribution under Rule 12b-1 for Class C Shares of the Trust- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
     (N)  FINANCIAL DATA SCHEDULE - Not Applicable
     (O)  RULE 18F-3 PLAN - Incorporated by reference; filed 9/05/97

     (P)  CODE OF ETHICS-
          1. Code of Ethics for Trust, Citco-Quaker Fund Distributors, Inc. and Quaker Funds, Inc.- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
          2. Code of Ethics for Geewax Terker Co.- previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference
          3. Code of Ethics for Aronson + Partners- previously filed as an Exhibit to the Trust's Definitive Proxy on May 16, 2000 and incorporated herein by reference
          4. Code of Ethics for Knott Capital Management- previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference
          5. Code of Ethics for Schneider Capital Management- previously filed as an Exhibit to the Trust's Definitive Proxy on May 16, 2000 and incorporated herein by reference
          6. Code of Ethics for Sectoral Asset Management, Inc.- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.
          7.   Code  of  Ethics  for  Andres  Capital  Management.  Attached  as
               Exhibit.

ITEM 24.  Persons Controlled by or Under Common Control with
          --------------------------------------------------
          Registrant No person is controlled by or under common control with Registrant.

ITEM 25.  Indemnification
          ---------------
          Reference is hereby made to the following sections of the following documents filed or included by reference as exhibits hereto: Article VII, Sections 5.4 of the Registrant's Declaration of Trust, Article XIV Section 8(b) of the Registrant's Investment Advisory Agreements,
          Section 8(b) of the Registrant's Administration Agreement, and Section
          (6) of the Registrant's Distribution Agreements. The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26.  Business and Other Connections of Investment Advisors
          -----------------------------------------------------
          See  the  Prospectus,   generally  and  the  Statement  of  Additional
          Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Investment Advisor and Sub-Investment Advisors to the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor or Sub-Investment Advisors is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Each Sub-Investment Advisor currently serves as investment advisor to numerous institutional and individual clients.

ITEM 27.  Principal Underwriter
          ---------------------

     (a) Citco-Quaker Fund Distributors, Inc. ("CQFD") is underwriter and distributor for Registrant. As such, CQFD offers shares of the Funds only upon orders received therefor. The Trust continuously offers shares. CQFD also serves as underwriter or distributor for the following investment companies which are not affiliated with
          Registrant: The HomeState Group of Funds, the NOAH Investment Group, Henssler Funds, Inc., The Penn Street Fund, Inc., and IPS Funds.

Information relating to each director, officer or partner of CQFD

     ---------------------------------------------------------------------------------------------------------------------
     NAME & PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER    POSITIONS AND OFFICES WITH REGISTRANT
     ---------------------------------------------------------------------------------------------------------------------
     Jeffry H. King, Sr.                 Shareholder, Director, Co-Chairman of      Trustee, Chairman of the Board of
                                         the Board, Secretary                       Trustees
     ---------------------------------------------------------------------------------------------------------------------
     Kevin J. Mailey                     Shareholder, Director                      Trustee
     ---------------------------------------------------------------------------------------------------------------------
     John A. Lukan                       President and Chief Executive Officer      None
     ---------------------------------------------------------------------------------------------------------------------
     William Keunen                      Director                                   None
     ---------------------------------------------------------------------------------------------------------------------
     Jay Peller                          Director                                   None
     ---------------------------------------------------------------------------------------------------------------------

     (b)  Not applicable

ITEM 28.  Location of Accounts and Records
          --------------------------------
          All account books and records not normally held by Wachovia Bank NA, the Custodian to the Registrant, are held by the Registrant, in the offices of Citco-Quaker Fund Services, Inc., Fund Accountant, Administrator, and Transfer Agent to the Registrant, or by the Investment Advisor to the Registrant Quaker Funds, Inc. The address of Citco-Quaker Fund Services, Inc. is 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482. The address of Wachovia Bank, NA is Two First Union Center, Charlotte, North Carolina 28288-1151. The address of Quaker Funds, Inc. is 1288 Valley Forge Road, Suite 71, Valley Forge, PA 19428.

ITEM 29.  Management Services.
          --------------------
          The substantive provisions of the Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement, as amended, between the Registrant and Citco-Quaker Fund Services, Inc. are discussed in Part B hereof.

ITEM 30.  Undertakings.
          -------------
          The Registrant hereby undertakes to comply with Section 16(c) of the Investment Company Act of 1940. Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to any provision or arrangement whereby the Registrant indemnifies such persons, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Valley Forge, State of Pennsylvania on the 11th day of September, 2003.

                  QUAKER INVESTMENT TRUST
                  By: /s/ Jeffry H. King
                      ------------------
                  Trustee & Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Everett T. Keech                                       September 11, 2003
----------------------------------------
EVERETT T. KEECH, TRUSTEE, PRESIDENT AND TREASURER

/s/ Laurie Keyes                                           September 11, 2003
----------------------------------------
LAURIE KEYES, TRUSTEE AND SECRETARY

/s/ Jeffry H. King                                         September 11, 2003
----------------------------------------
JEFF KING, TRUSTEE AND CHAIRMAN

/s/ Louis P. Pektor III                                    September 11, 2003
----------------------------------------
LOUIS P. PEKTOR III, TRUSTEE

/s/ Mark S. Singel                                         September 11, 2003
----------------------------------------
MARK S. SINGEL, TRUSTEE

/s/ Amb. Adrian A. Basora                                  September 11, 2003
----------------------------------------
ADRIAN A. BASORA, TRUSTEE

/s/ James R. Brinton                                       September 11, 2003
----------------------------------------
JAMES R. BRINTON, TRUSTEE

/s/ G. Michael Mara                                        September 11, 2003
----------------------------------------
G. MICHAEL MARA, TRUSTEE

/s/ Kevin J. Mailey                                        September 11, 2003
----------------------------------------
KEVIN J. MAILEY, TRUSTEE

                                  EXHIBIT INDEX

EX-99.(d)(7)   Form of Sub-Advisory Agreement for Andres Capital Management
EX-99.(j)      Consent of Briggs, Bunting & Dougherty
EX-99.(p)(7)   Code of Ethics for Andres Capital Management